Trading Activities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Average number of futures contracts traded	8,438	10,300
Average number of metals forward contracts traded	834	1,032
Average notional value of currency forward contracts	$ 531,535,509	$ 545,588,665